Earnings per Share	12 Months Ended
Dec. 31, 2021
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Disclosure of earnings per share [text block]
(6) Earnings per Share
Basic earnings per share are determined by dividing the net income/(loss) for the period attributable to the ordinary shareholders of Atotech Limited by the basic weighted average number of ordinary shares outstanding during the period.
Basic earnings per share are calculated as follows:

($ in millions, except share data and earnings per share)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Net income/(loss) for the period	7.5	(289.4)	7.6
Interest accrued on preferred shares	(14.3)	(133.7)	(119.4)

Net loss attributable to shareholders	(6.8)	(423.1)	(111.8)

Basic weighted average number of ordinary shares outstanding	184,962,274	91,152,556	91,152,556

Basic loss per share	(0.04)	(4.64)	(1.23)

During the period ended Dec. 31, 2021, the following transactions affected the basic weighted average number of ordinary shares outstanding:

•	Conversion of all outstanding preferred shares of Atotech Limited to common shares, resulting in the issuance of 74,243,600 additional common shares

•	IPO of 29,268,000 common shares on the New York Stock Exchange

•	Issuance of 31,676 common shares from the company’s share reserve
As of Dec. 31, 2021, the number of common shares outstanding amounted to 194,695,832. Please also refer to note (15) for more information on common and preferred shares as well as the transactions described above.
Interest accrued on preferred shares refers to the 12% compounded annual dividend on preferred shares prior to any dividend distributions made to holders of common shares. Following the conversion of the preferred shares to common shares on Feb. 3, 2021, the dividend on preferred shares described above also ceased to accrue.
Diluted earnings per share are calculated by dividing the net income attributable to ordinary shareholders of Atotech Limited by the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. In all periods presented above, ordinary shares with a dilutive effect (stock options) were excluded, because the effect would be anti-dilutive. Hence, the basic earnings per share correspond to diluted earnings per share in 2021 and prior periods.